Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2021
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Net book value at beginning of period	$ 35,156,450	$ 35,870,781
Additions	2,368,677	2,108,539
Depreciation	(1,712,991)	(1,620,185)
Disposals and transfers to held for sale	(955,028)	(169,503)
Transfers to investment in finance leases, net	(12,478)	(46,623)
Impairment (Note 25)	(128,409)	(986,559)	$ (69,383)
Net book value at end of period	57,825,056	35,156,450	$ 35,870,781
Accumulated depreciation and impairment as of December 31, 2021 and 2020, respectively:	(11,201,741)	(9,825,647)
GE Capital Aviation Services
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Additions	$ 23,108,835	$ 0
Flight equipment held for operating leases, net				$ 23,108,835